Cover Sheet	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	AquaBounty Technologies, Inc.
Entity Central Index Key	0001603978
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false